Unlimited HFEQ Equity Long/Short ETF
Schedule of Investments
November 30, 2025 (Unaudited)
EXCHANGE TRADED FUNDS - 50.5%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	1,240	$293,210
Energy Select Sector SPDR Fund	2,700	244,215
Industrial Select Sector SPDR Fund	6,773	1,040,942
iShares MSCI China ETF	13,345	830,059
SPDR S&P Homebuilders ETF	7,637	831,517
SPDR S&P Retail ETF	6,244	526,681
Utilities Select Sector SPDR Fund	10,152	920,076
Vanguard Mid-Cap ETF	3,305	965,556
Vanguard Russell 2000 ETF	9,956	1,001,375
Vanguard US Momentum Factor ETF	11,110	2,136,453
Vanguard Value ETF	7,123	1,356,789
TOTAL EXCHANGE TRADED FUNDS (Cost $9,803,167)		10,146,873

SHORT-TERM INVESTMENTS - 24.3%
Money Market Funds - 24.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(a)	4,883,935	4,883,935

TOTAL SHORT-TERM INVESTMENTS (Cost $4,883,935)		4,883,935

TOTAL INVESTMENTS - 74.8% (Cost $14,687,102)		$15,030,808
Other Assets in Excess of Liabilities - 25.2%		5,064,042
TOTAL NET ASSETS - 100.0%		$20,094,850

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

Unlimited HFEQ Equity Long/Short ETF
Schedule of Futures Contracts
November 30, 2025 (Unaudited)

FUTURES CONTRACTS - 0.8%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
CBOE Volatility Index	16	12/17/2025	$292,299	$(562)
E-Mini Nasdaq 100 Index	11	12/19/2025	5,606,040	100,790
E-Mini S&P 500 Index	2	12/19/2025	685,950	2,168
E-Mini S&P Financial Select Sector Index	24	12/19/2025	3,943,560	(24,821)
Euro STOXX 50 Dividend Index	28	12/19/2025	1,843,790	6,556
MSCI EAFE Index	16	12/19/2025	2,255,120	(2,076)
MSCI Emerging Markets Index	77	12/19/2025	5,303,760	(9,382)
Nikkei 225 Index	6	12/11/2025	1,507,350	74,023
				146,696

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Real Estate Select Sector Index	(48)	12/19/2025	(2,445,000)	9,237

Net Unrealized Appreciation (Depreciation)				$155,933